UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund
(Class A:  CZOAX)
(Class C: CZOCX)

Zacks Market Neutral Fund
(Class A:  ZMNAX)
(Class C:  ZMNCX)

Zacks Small-Cap Core Fund
(Investor Class:  ZSCCX)
(Class C:  ZCCCX)
(Class I: ZSCIX)

Zacks Dividend Fund
(Investor Class:  ZDIVX)

SEMI-ANNUAL REPORT
May 31, 2015

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29
Statement of Cash Flows	33
Financial Highlights	34
Notes to Financial Statements	42
Expense Examples	52

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.3%
	BASIC MATERIALS – 2.3%
17,526	Alcoa, Inc.	$219,075
10,307	Mosaic Co.	472,576
1,978	PPG Industries, Inc.	452,744
		1,144,395
	COMMUNICATIONS – 11.5%
4,338	eBay, Inc.*	266,180
2,741	F5 Networks, Inc.*	344,516
10,516	Facebook, Inc. - Class A*	832,762
902	Google, Inc. - Class A*	491,879
611	Google, Inc. - Class C*	325,119
13,570	NICE-Systems Ltd. - ADR[1]	850,839
4,199	Splunk, Inc.*	283,936
8,641	Time Warner, Inc.	729,992
15,444	Verizon Communications, Inc.	763,551
8,946	Walt Disney Co.	987,370
		5,876,144
	CONSUMER, CYCLICAL – 13.8%
6,837	Brinker International, Inc.	377,266
6,247	CVS Health Corp.	639,568
6,837	DSW, Inc. - Class A	236,902
4,130	Foot Locker, Inc.	261,016
11,869	General Motors Co.	426,928
20,304	Hanesbrands, Inc.	646,885
10,169	Home Depot, Inc.	1,133,030
8,919	Macy's, Inc.	597,127
6,686	NIKE, Inc. - Class B	679,766
7,080	Select Comfort Corp.*	220,542
10,828	Starbucks Corp.	562,623
7,357	Target Corp.	583,557
9,930	United Continental Holdings, Inc.*	542,079
1,318	Vail Resorts, Inc.	136,729
		7,044,018
	CONSUMER, NON-CYCLICAL – 24.7%
3,227	Actavis PLC* 1	990,076
4,834	Amgen, Inc.	755,361
7,635	Colgate-Palmolive Co.	509,942
3,956	Emergent Biosolutions, Inc.*	126,038
3,143	Envision Healthcare Holdings, Inc.*	116,134
5,067	Gilead Sciences, Inc.*	568,872
11,487	Hain Celestial Group, Inc.*	726,782
5,344	Hershey Co.	496,244
1,527	Illumina, Inc.*	314,684

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
6,767	Johnson & Johnson	$677,647
15,583	Kroger Co.	1,134,442
5,602	Laboratory Corp. of America Holdings*	660,756
4,581	Mallinckrodt PLC* 1	592,965
3,123	McKesson Corp.	740,869
4,808	Medtronic PLC[1]	366,947
8,641	PepsiCo, Inc.	833,252
14,299	Pfizer, Inc.	496,890
7,426	Prestige Brands Holdings, Inc.*	326,150
6,211	Procter & Gamble Co.	486,880
8,329	St. Jude Medical, Inc.	614,264
9,579	Tyson Foods, Inc. - Class A	406,629
4,997	Universal Health Services, Inc. - Class B	647,511
		12,589,335
	ENERGY – 6.0%
5,761	Chevron Corp.	593,383
6,038	ConocoPhillips	384,500
7,650	Exxon Mobil Corp.	651,780
21,032	Marathon Oil Corp.	571,860
6,955	Royal Dutch Shell PLC - Class B - ADR[1]	422,099
4,963	Schlumberger Ltd.[1]	450,491
		3,074,113
	FINANCIAL – 15.9%
7,080	Allstate Corp.	476,625
5,587	American International Group, Inc.	327,454
24,502	Ares Capital Corp.	410,408
1,978	BlackRock, Inc.	723,513
19,262	East West Bancorp, Inc.	826,340
18,786	Fifth Third Bancorp	380,229
6,524	Health Care REIT, Inc. - REIT	458,376
12,563	Hospitality Properties Trust - REIT	379,277
1,041	Intercontinental Exchange, Inc.	246,488
4,060	Jones Lang LaSalle, Inc.	703,314
13,295	JPMorgan Chase & Co.	874,545
6,004	Marsh & McLennan Cos., Inc.	349,613
4,234	Prudential Financial, Inc.	358,239
1,561	SVB Financial Group*	210,594
4,824	Travelers Cos., Inc.	487,803
15,930	Wells Fargo & Co.	891,443
		8,104,261
	INDUSTRIAL – 7.8%
6,490	A.O. Smith Corp.	463,256

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
4,650	Con-way, Inc.	$188,186
2,776	FEI Co.	226,522
8,294	Honeywell International, Inc.	864,235
1,874	Hubbell, Inc. - Class B	202,448
7,080	Middleby Corp.*	769,596
2,498	Snap-on, Inc.	388,189
7,774	Wabtec Corp.	779,732
2,221	Woodward, Inc.	113,138
		3,995,302
	TECHNOLOGY – 11.1%
6,976	Apple, Inc.	908,833
2,950	Avago Technologies Ltd.[1]	436,806
21,817	EMC Corp.	574,660
3,331	Fiserv, Inc.*	266,980
21,865	Fortinet, Inc.*	875,912
15,923	Integrated Device Technology, Inc.*	376,658
12,900	Intel Corp.	444,534
7,809	Lam Research Corp.	642,290
9,579	Microsoft Corp.	448,872
7,982	Paychex, Inc.	394,391
4,782	Proofpoint, Inc.*	282,760
		5,652,696
	UTILITIES – 4.2%
6,594	American Electric Power Co., Inc.	371,177
7,635	American States Water Co.	293,413
17,735	California Water Service Group	423,689
11,036	NiSource, Inc.	520,679
9,418	PG&E Corp.	503,580
		2,112,538
	TOTAL COMMON STOCKS (Cost $37,735,737)	49,592,802

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.7%
$1,378,323	UMB Money Market Fiduciary, 0.01%[2]	1,378,323

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,378,323)	1,378,323

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

TOTAL INVESTMENTS – 100.0% (Cost $39,114,060)	50,971,125
Other Assets in Excess of Liabilities – 0.0%	19,564

TOTAL NET ASSETS – 100.0%	$50,990,689

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund
SUMMARY OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	24.7%
Financial	15.9%
Consumer, Cyclical	13.8%
Communications	11.5%
Technology	11.1%
Industrial	7.8%
Energy	6.0%
Utilities	4.2%
Basic Materials	2.3%
Total Common Stocks	97.3%
Short-Term Investments	2.7%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.5%
	BASIC MATERIALS – 2.2%
840	International Paper Co.	$43,537
4,604	OMNOVA Solutions, Inc.*	34,576
3,105	Schnitzer Steel Industries, Inc. - Class A1	55,611
3,770	Tronox Ltd. - Class A1,2	63,562
		197,286
	COMMUNICATIONS – 10.5%
2,784	1-800-Flowers.com, Inc. - Class A*	26,476
1,695	CDW Corp.[1]	62,885
830	Discovery Communications, Inc. - Class A*	28,170
1,501	EchoStar Corp. - Class A*1	75,200
409	IAC/InterActiveCorp	30,704
881	InterDigital, Inc.[1]	51,653
9,002	Internap Corp.*1	87,679
2,069	Lands' End, Inc.*1	60,849
2,522	Liberty Interactive Corp. - Class A*1	70,540
1,388	Lumos Networks Corp.[1]	19,807
4,755	News Corp.*1	72,038
2,858	Telephone & Data Systems, Inc.[1]	84,854
931	Time Warner, Inc.[1]	78,651
1,794	United States Cellular Corp.*	70,145
1,050	Viacom, Inc. - Class B1	70,224
3,807	XO Group, Inc.*1	61,826
		951,701
	CONSUMER, CYCLICAL – 7.2%
2,295	Allison Transmission Holdings, Inc.[1]	70,227
593	Cooper-Standard Holding, Inc.*	37,104
855	Foot Locker, Inc.[1]	54,036
2,747	Hawaiian Holdings, Inc.*1	66,532
1,186	Hyatt Hotels Corp. - Class A*	68,148
2,134	Iconix Brand Group, Inc.*1	55,100
5,212	Isle of Capri Casinos, Inc.*1	74,063
5,173	Scientific Games Corp. - Class A*1	78,733
7,387	West Marine, Inc.*	70,324
932	Yum! Brands, Inc.[1]	83,982
		658,249
	CONSUMER, NON-CYCLICAL – 27.3%
2,200	Aaron's, Inc.	77,066
1,608	Acorda Therapeutics, Inc.*	49,012
713	AmerisourceBergen Corp.[1]	80,255
1,122	Anacor Pharmaceuticals, Inc.*	79,909
1,471	Andersons, Inc.	65,224
224	Anthem, Inc.	37,598

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
7,619	ARC Document Solutions, Inc.*1	$57,066
1,572	Archer-Daniels-Midland Co.[1]	83,080
1,784	Ascent Capital Group, Inc. - Class A*	71,949
1,254	Barrett Business Services, Inc.	45,157
282	Becton, Dickinson and Co.	39,624
2,509	Booz Allen Hamilton Holding Corp.[1]	63,603
2,126	Brink's Co.[1]	67,947
663	Bunge Ltd.[2]	61,367
7,811	Central Garden & Pet Co.*1	74,204
10,172	Cytokinetics, Inc.*	64,796
324	Edwards Lifesciences Corp.*	42,353
1,878	Forrester Research, Inc.[1]	63,871
7,231	Global Cash Access Holdings, Inc.*1	55,896
1,278	Health Net, Inc.*1	79,543
5,340	Infinity Pharmaceuticals, Inc.*1	69,206
1,630	Ingles Markets, Inc. - Class A1	79,674
1,672	Insperity, Inc.[1]	87,981
1,034	Isis Pharmaceuticals, Inc.*1	69,609
703	Kroger Co.[1]	51,178
976	Lorillard, Inc.	70,740
461	Magellan Health, Inc.*	31,177
907	ManpowerGroup, Inc.[1]	76,778
304	McKesson Corp.[1]	72,118
975	Molina Healthcare, Inc.*1	70,922
322	Monster Beverage Corp.*	40,984
2,705	Pilgrim's Pride Corp.	69,194
4,830	Resources Connection, Inc.[1]	75,783
1,206	SEI Investments Co.	57,695
2,875	SP Plus Corp.*	69,805
664	Spectrum Brands Holdings, Inc.	64,176
513	Tenet Healthcare Corp.*	27,286
8,047	Universal Technical Institute, Inc.[1]	67,595
5,707	Volt Information Sciences, Inc.*1	66,030
		2,477,451
	ENERGY – 4.6%
4,934	Bill Barrett Corp.*1	43,567
7,614	Cloud Peak Energy, Inc.*	43,933
2,172	Patterson-UTI Energy, Inc.[1]	43,874
6,619	Pioneer Energy Services Corp.*1	46,465
3,589	QEP Resources, Inc.[1]	67,581
3,668	Viper Energy Partners LP	68,041
8,124	W&T Offshore, Inc.[1]	43,951

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
4,740	WPX Energy, Inc.*1	$61,099
		418,511
	FINANCIAL – 19.9%
3,201	Ally Financial, Inc.*1	72,567
695	Aon PLC[2]	70,348
7,417	Ashford Hospitality Trust, Inc. - REIT[1]	63,786
632	Bank of New York Mellon Corp.	27,403
1,816	CBRE Group, Inc. - Class A*	69,444
1,353	CoreSite Realty Corp. - REIT[1]	63,862
2,878	FelCor Lodging Trust, Inc. - REIT[1]	30,910
819	First Defiance Financial Corp.[1]	28,911
966	Hanover Insurance Group, Inc.[1]	68,760
1,784	HFF, Inc. - Class A	71,788
2,170	Hospitality Properties Trust - REIT[1]	65,512
3,548	Host Hotels & Resorts, Inc. - REIT[1]	70,676
446	Legg Mason, Inc.	23,799
1,700	LPL Financial Holdings, Inc.	72,488
3,485	Navient Corp.	67,156
2,202	Old Republic International Corp.[1]	34,043
7,435	PennantPark Investment Corp.	71,748
690	Post Properties, Inc. - REIT	39,199
888	Primerica, Inc.	39,276
2,699	Progressive Corp.[1]	73,791
7,039	RCS Capital Corp. - Class A1	55,045
2,161	RE/MAX Holdings, Inc. - Class A	72,285
943	Reinsurance Group of America, Inc.[1]	88,218
1,627	Retail Properties of America, Inc. - Class A - REIT[1]	24,405
4,065	Rouse Properties, Inc. - REIT	70,202
1,357	Saul Centers, Inc. - REIT	68,352
2,803	Summit Hotel Properties, Inc. - REIT	37,448
1,334	Sun Bancorp, Inc.*	25,759
4,231	TPG Specialty Lending, Inc.[1]	76,708
317	Travelers Cos., Inc.	32,055
210	Virtus Investment Partners, Inc.[1]	26,126
746	Vornado Realty Trust - REIT[1]	74,518
595	W.R. Berkley Corp.	29,155
		1,805,743
	INDUSTRIAL – 17.8%
456	Acuity Brands, Inc.[1]	80,479
2,823	Advanced Energy Industries, Inc.*1	80,512
2,455	AECOM*1	81,089
1,424	Alamo Group, Inc.[1]	75,429

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
885	ArcBest Corp.	$30,258
2,543	Benchmark Electronics, Inc.*	59,099
977	C.H. Robinson Worldwide, Inc.[1]	60,310
3,672	Covanta Holding Corp.[1]	81,151
1,523	DXP Enterprises, Inc.*1	62,458
1,736	EMCOR Group, Inc.[1]	78,762
1,476	Expeditors International of Washington, Inc.[1]	67,660
1,914	Granite Construction, Inc.[1]	68,617
374	Huntington Ingalls Industries, Inc.[1]	46,372
975	IDEX Corp.[1]	75,329
3,605	Jabil Circuit, Inc.[1]	88,575
509	Lincoln Electric Holdings, Inc.	34,210
1,884	Matson, Inc.[1]	75,888
2,318	MYR Group, Inc.*	68,613
443	Northrop Grumman Corp.	70,517
7,479	Orion Marine Group, Inc.*	56,167
3,980	Quality Distribution, Inc.*	62,964
3,032	Sanmina Corp.*1	65,673
1,289	Tech Data Corp.*1	81,362
667	United Parcel Service, Inc. - Class B1	66,180
		1,617,674
	TECHNOLOGY – 2.9%
659	Constant Contact, Inc.*1	17,964
2,547	Insight Enterprises, Inc.*	74,704
2,742	Integrated Device Technology, Inc.*	64,862
1,664	Leidos Holdings, Inc.[1]	70,720
962	NetScout Systems, Inc.*	38,557
		266,807
	UTILITIES – 3.1%
5,316	AES Corp.[1]	72,298
968	Entergy Corp.[1]	74,023
2,902	Middlesex Water Co.	63,351
1,369	PG&E Corp.[1]	73,200
		282,872
	TOTAL COMMON STOCKS (Cost $8,288,509)	8,676,294

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 0.1%
$9,387	UMB Money Market Fiduciary, 0.01%[3]	$9,387

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,387)	9,387

	TOTAL INVESTMENTS – 95.6% (Cost $8,297,896)	8,685,681
	Other Assets in Excess of Liabilities – 4.4%	398,992

	TOTAL NET ASSETS – 100.0%	$9,084,673

Number of Shares		Value

	SECURITIES SOLD SHORT – 95.5%
	COMMON STOCKS – 95.5%
	BASIC MATERIALS – 2.6%
(5,594)	American Vanguard Corp.	(77,086)
(1,402)	Freeport-McMoRan, Inc.	(27,549)
(464)	H.B. Fuller Co.	(19,539)
(4,116)	Horsehead Holding Corp.*	(51,121)
(2,160)	Southern Copper Corp.	(64,843)
		(240,138)
	COMMUNICATIONS – 8.9%
(112)	Amazon.com, Inc.*	(48,074)
(473)	comScore, Inc.*	(26,762)
(3,094)	Endurance International Group Holdings, Inc.*	(62,901)
(3,731)	Finisar Corp.*	(81,709)
(2,415)	FTD Cos., Inc.*	(66,485)
(2,342)	Inteliquent, Inc.	(41,289)
(6,298)	Intelsat S.A.*2	(67,326)
(1,347)	Level 3 Communications, Inc.*	(74,732)
(1,486)	Liberty Global PLC - Class A*2	(85,490)
(1,978)	Liberty Media Corp. - Class A*	(75,787)
(2,938)	Pandora Media, Inc.*	(54,852)
(1,409)	Sinclair Broadcast Group Inc - Class A	(42,326)
(2,663)	Textura Corp.*	(77,520)
		(805,253)
	CONSUMER, CYCLICAL – 15.7%
(1,249)	Cabela's, Inc.*	(63,699)
(951)	CarMax, Inc.*	(67,559)
(7,108)	Carrols Restaurant Group, Inc.*	(71,222)
(2,136)	Conn's, Inc.*	(79,011)
(5,729)	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*2	(68,347)
(2,695)	DR Horton, Inc.	(70,393)
(766)	Fiesta Restaurant Group, Inc.*	(35,642)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(1,274)	Life Time Fitness, Inc.*	$(91,601)
(3,318)	M/I Homes, Inc.*	(77,210)
(1,201)	Men's Wearhouse, Inc.	(69,670)
(1,943)	Meritage Homes Corp.*	(85,220)
(2,188)	Motorcar Parts of America, Inc.*	(62,949)
(1,015)	Norwegian Cruise Line Holdings Ltd.*2	(55,378)
(1,479)	Nu Skin Enterprises, Inc. - Class A	(74,837)
(1,208)	Popeyes Louisiana Kitchen, Inc.*	(67,177)
(886)	Restoration Hardware Holdings, Inc.*	(80,591)
(1,400)	Ryland Group, Inc.	(58,898)
(1,023)	Spirit Airlines, Inc.*	(65,032)
(308)	Tesla Motors, Inc.*	(77,246)
(330)	Walgreens Boots Alliance, Inc.	(28,327)
(3,217)	William Lyon Homes - Class A*	(72,801)
		(1,422,810)
	CONSUMER, NON-CYCLICAL – 18.3%
(966)	ACADIA Pharmaceuticals, Inc.*	(39,799)
(1,376)	ADT Corp.	(50,197)
(284)	Agios Pharmaceuticals, Inc.*	(34,654)
(4,326)	AngioDynamics, Inc.*	(69,432)
(2,085)	Brookdale Senior Living, Inc.*	(78,584)
(1,621)	Campbell Soup Co.	(78,359)
(2,339)	Chimerix, Inc.*	(97,887)
(6,711)	Craft Brew Alliance, Inc.*	(72,210)
(2,534)	Exact Sciences Corp.*	(68,443)
(6,494)	IGI Laboratories, Inc.*	(42,211)
(273)	Intercept Pharmaceuticals, Inc.*	(69,668)
(4,547)	Keryx Biopharmaceuticals, Inc.*	(47,289)
(1,167)	Lannett Co., Inc.*	(64,920)
(827)	Macquarie Infrastructure Corp.	(69,997)
(625)	Monro Muffler Brake, Inc.	(36,881)
(885)	Mylan N.V.*2	(64,278)
(1,309)	Paylocity Holding Corp.*	(43,825)
(2,920)	Pernix Therapeutics Holdings, Inc.*	(18,600)
(1,622)	Prestige Brands Holdings, Inc.*	(71,238)
(897)	Quest Diagnostics, Inc.	(67,481)
(1,690)	Snyder's-Lance, Inc.	(50,480)
(913)	Spectranetics Corp.*	(22,670)
(7,056)	SUPERVALU, Inc.*	(62,305)
(2,842)	Tumi Holdings, Inc.*	(54,851)
(7,022)	Universal American Corp.*	(72,046)
(627)	WEX, Inc.*	(71,096)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(1,710)	WhiteWave Foods Co.*	$(82,131)
(3,039)	Xoom Corp.*	(57,164)
		(1,658,696)
	ENERGY – 5.9%
(1,800)	Atwood Oceanics, Inc.	(55,386)
(999)	Diamondback Energy, Inc.*	(77,732)
(1,264)	Geospace Technologies Corp.*	(26,013)
(3,079)	Rice Energy, Inc.*	(67,523)
(1,433)	Rosetta Resources, Inc.*	(33,475)
(2,027)	RSP Permian, Inc.*	(57,729)
(4,424)	Sanchez Energy Corp.*	(44,594)
(621)	SolarCity Corp.*	(37,335)
(2,286)	SunEdison, Inc.*	(68,511)
(6,095)	Synergy Resources Corp.*	(70,153)
		(538,451)
	FINANCIAL – 20.9%
(1,750)	Alexander & Baldwin, Inc.	(71,873)
(30)	Alliance Data Systems Corp.*	(8,941)
(3,353)	Altisource Residential Corp. - REIT	(60,086)
(2,443)	Associated Estates Realty Corp. - REIT	(69,845)
(2,526)	Blackstone Mortgage Trust, Inc. - Class A - REIT	(76,336)
(3,037)	Brookfield Property Partners LP2	(69,881)
(885)	CIT Group, Inc.	(40,940)
(901)	CME Group, Inc.	(84,874)
(1,955)	Home Loan Servicing Solutions Ltd.[2]	(1,345)
(5,640)	Independent Bank Corp.	(76,309)
(292)	Intercontinental Exchange, Inc.	(69,140)
(5,140)	iStar Financial, Inc. - REIT*	(73,039)
(6,204)	KCG Holdings, Inc. - Class A*	(83,692)
(2,338)	Kite Realty Group Trust - REIT	(63,243)
(96)	Markel Corp.*	(74,185)
(7,019)	MGIC Investment Corp.*	(76,156)
(1,067)	National Health Investors, Inc. - REIT	(70,571)
(1,246)	National Retail Properties, Inc. - REIT	(46,738)
(1,834)	New York Community Bancorp, Inc.	(32,535)
(4,797)	New York REIT, Inc. - REIT	(44,468)
(3,341)	NewStar Financial, Inc.*	(35,314)
(3,752)	Parkway Properties, Inc. - REIT	(64,497)
(3,321)	PennyMac Mortgage Investment Trust - REIT	(61,007)
(2,577)	PHH Corp.*	(71,099)
(2,881)	Pzena Investment Management, Inc. - Class A	(25,526)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(3,964)	Radian Group, Inc.	$(71,035)
(1,691)	Realty Income Corp. - REIT	(77,059)
(1,577)	RLI Corp.	(76,753)
(6,646)	SLM Corp.*	(68,188)
(5,119)	Stonegate Mortgage Corp.*	(50,064)
(3,356)	Urstadt Biddle Properties, Inc. - REIT	(67,523)
(1,943)	Yadkin Financial Corp.*	(38,374)
		(1,900,636)
	INDUSTRIAL – 15.2%
(1,220)	American Railcar Industries, Inc.	(65,599)
(897)	Astronics Corp.*	(62,691)
(1,053)	Atlas Air Worldwide Holdings, Inc.*	(57,367)
(999)	Eaton Corp. PLC[2]	(71,518)
(851)	Genesee & Wyoming, Inc. - Class A*	(70,071)
(1,582)	Hexcel Corp.	(77,898)
(1,231)	Joy Global, Inc.	(47,935)
(2,909)	Knowles Corp.*	(56,289)
(4,083)	Louisiana-Pacific Corp.*	(73,862)
(450)	Martin Marietta Materials, Inc.	(67,055)
(695)	Norfolk Southern Corp.	(63,940)
(701)	Polypore International, Inc.*	(41,997)
(993)	Proto Labs, Inc.*	(68,696)
(8,476)	Signature Group Holdings, Inc.*	(93,745)
(3,611)	Smith & Wesson Holding Corp.*	(53,118)
(1,819)	Sun Hydraulics Corp.	(67,994)
(2,367)	Tidewater, Inc.	(58,086)
(2,116)	TimkenSteel Corp.	(62,951)
(2,064)	Trinseo S.A.*2	(60,289)
(1,627)	U.S. Ecology, Inc.	(75,021)
(1,649)	XPO Logistics, Inc.*	(81,065)
		(1,377,187)
	TECHNOLOGY – 3.3%
(3,270)	InvenSense, Inc.*	(46,303)
(1,639)	Paycom Software, Inc.*	(56,971)
(6,811)	RealD, Inc.*	(85,955)
(4,399)	SciQuest, Inc.*	(67,129)
(2,176)	Varonis Systems, Inc.*	(43,912)
		(300,270)
	UTILITIES – 4.7%
(1,543)	Eversource Energy	(75,993)
(1,151)	Integrys Energy Group, Inc.	(82,768)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
(1,355)	Laclede Group, Inc.	$(72,506)
(2,349)	NRG Energy, Inc.	(59,195)
(1,431)	NRG Yield, Inc. - Class A	(37,922)
(1,431)	NRG Yield, Inc. - Class C	(38,737)
(2,884)	York Water Co.	(64,486)
		(431,607)
	TOTAL COMMON STOCKS (Proceeds $8,405,287)	(8,675,048)

	TOTAL SECURITIES SOLD SHORT (Proceeds $8,405,287)	$(8,675,048)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SUMMARY OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	27.3%
Financial	19.9%
Industrial	17.8%
Communications	10.5%
Consumer, Cyclical	7.2%
Energy	4.6%
Utilities	3.1%
Technology	2.9%
Basic Materials	2.2%
Total Common Stocks	95.5%
Short-Term Investments	0.1%
Total Investments	95.6%
Other Assets in Excess of Liabilities	4.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.9%
	BASIC MATERIALS – 3.4%
70,054	Ferro Corp.*	$1,062,719
27,699	Stepan Co.	1,425,391
		2,488,110
	COMMUNICATIONS – 2.4%
49,014	1-800-Flowers.com, Inc. - Class A*	466,123
2,826	Atlantic Tele-Network, Inc.	189,483
8,616	ePlus, Inc.*	669,032
19,523	Reis, Inc.	424,040
		1,748,678
	CONSUMER, CYCLICAL – 13.7%
12,368	American Woodmark Corp.*	634,973
25,496	Citi Trends, Inc.*	613,179
22,617	Columbia Sportswear Co.	1,267,683
18,896	Culp, Inc.	497,910
6,034	DineEquity, Inc.	588,918
85,134	Isle of Capri Casinos, Inc.*	1,209,754
12,588	Jack in the Box, Inc.	1,092,764
53,502	Marcus Corp.	1,048,639
19,412	Nautilus, Inc.*	409,981
7,906	PC Connection, Inc.	197,018
23,978	Shoe Carnival, Inc.	662,752
8,728	Speedway Motorsports, Inc.	191,318
18,297	Unifi, Inc.*	595,018
10,206	UniFirst Corp.	1,166,648
		10,176,555
	CONSUMER, NON-CYCLICAL – 15.8%
18,318	ABM Industries, Inc.	594,236
19,279	Almost Family, Inc.*	740,314
33,354	AMN Healthcare Services, Inc.*	886,883
44,128	ARC Document Solutions, Inc.*	330,519
18,153	Bright Horizons Family Solutions, Inc.*	1,010,578
14,770	Dyax Corp.*	389,042
14,163	Genesis Healthcare, Inc.*	90,360
24,946	Hackett Group, Inc.	295,111
29,393	HealthEquity, Inc.*	779,208
26,314	Ingles Markets, Inc. - Class A	1,286,228
13,100	Inter Parfums, Inc.	437,933
21,350	Korn/Ferry International	685,122
19,716	Magellan Health, Inc.*	1,333,393
9,956	Multi-Color Corp.	637,682
8,822	Osiris Therapeutics, Inc.*	164,089
76,009	Resources Connection, Inc.	1,192,581

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
19,688	SUPERVALU, Inc.*	$173,845
13,761	U.S. Physical Therapy, Inc.	686,123
		11,713,247
	ENERGY – 1.0%
27,200	Thermon Group Holdings, Inc.*	617,712
3,430	Western Refining, Inc.	150,851
		768,563
	FINANCIAL – 28.5%
23,475	1st Source Corp.	741,341
27,000	AMERISAFE, Inc.	1,153,980
52,451	Ashford Hospitality Trust, Inc. - REIT	451,079
88,273	Beneficial Bancorp, Inc.*	1,081,344
3,497	Credit Acceptance Corp.*	805,779
57,732	Dime Community Bancshares, Inc.	946,228
5,634	Enterprise Financial Services Corp.	118,990
54,216	Essent Group Ltd.* 1	1,383,050
10,000	FBL Financial Group, Inc. - Class A	574,400
34,205	Fidelity Southern Corp.	528,809
118,145	First BanCorp/Puerto Rico* 1	723,047
10,000	First Bancorp/Southern Pines NC	157,700
25,922	Great Southern Bancorp, Inc.	1,022,882
39,436	Guaranty Bancorp	649,905
34,891	Hallmark Financial Services, Inc.*	387,290
17,630	Hilltop Holdings, Inc.*	384,863
33,248	Hudson Pacific Properties, Inc. - REIT	1,013,732
33,213	MainSource Financial Group, Inc.	664,924
32,588	Marcus & Millichap, Inc.*	1,528,703
5,208	MarketAxess Holdings, Inc.	460,648
4,893	Meta Financial Group, Inc.	196,356
13,527	Navigators Group, Inc.*	1,049,966
44,441	OceanFirst Financial Corp.	768,829
8,363	Oritani Financial Corp.	123,103
30,131	Preferred Bank/Los Angeles CA	831,013
63,800	Pzena Investment Management, Inc. - Class A	565,268
15,491	Saul Centers, Inc. - REIT	780,282
13,487	Sun Bancorp, Inc.*	260,434
39,201	Symetra Financial Corp.	958,856
13,054	Tompkins Financial Corp.	665,754
10,000	Yadkin Financial Corp.*	197,500
		21,176,055
	INDUSTRIAL – 15.9%
34,976	Berry Plastics Group, Inc.*	1,170,647

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
23,769	CTS Corp.	$448,046
27,415	ESCO Technologies, Inc.	1,022,580
23,273	GP Strategies Corp.*	726,350
5,248	Haynes International, Inc.	247,443
28,144	Headwaters, Inc.*	534,173
51,735	II-VI, Inc.*	965,892
40,173	John Bean Technologies Corp.	1,509,300
16,915	Methode Electronics, Inc.	793,821
46,533	Multi-Fineline Electronix, Inc.*	1,166,117
50,005	Newport Corp.*	944,594
90,705	NL Industries, Inc.*	722,012
34,598	Quality Distribution, Inc.*	547,340
9,855	Teledyne Technologies, Inc.*	998,607
		11,796,922
	TECHNOLOGY – 12.3%
52,114	Cohu, Inc.	698,849
14,710	Datalink Corp.*	135,920
30,348	Dot Hill Systems Corp.*	213,650
8,623	DSP Group, Inc.*	96,405
10,459	ExlService Holdings, Inc.*	375,478
11,083	M/A-COM Technology Solutions Holdings, Inc.*	422,927
19,802	Manhattan Associates, Inc.*	1,086,140
9,217	Mercury Systems, Inc.*	125,812
27,592	Microsemi Corp.*	1,004,073
1,931	MicroStrategy, Inc. - Class A*	339,817
77,970	Pericom Semiconductor Corp.	1,020,627
48,164	Progress Software Corp.*	1,268,158
4,957	QLogic Corp.*	76,933
17,277	SS&C Technologies Holdings, Inc.	1,018,134
19,987	Super Micro Computer, Inc.*	668,765
23,064	Sykes Enterprises, Inc.*	558,841
		9,110,529
	UTILITIES – 3.9%
56,288	California Water Service Group	1,344,720
4,216	MGE Energy, Inc.	163,286
29,939	Middlesex Water Co.	653,569
22,574	Unitil Corp.	763,904
		2,925,479
	TOTAL COMMON STOCKS (Cost $65,180,421)	71,904,138

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.8%
$2,067,076	UMB Money Market Fiduciary, 0.01%[2]	$2,067,076

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,067,076)	2,067,076

	TOTAL INVESTMENTS – 99.7% (Cost $67,247,497)	73,971,214
	Other Assets in Excess of Liabilities – 0.3%	201,593

	TOTAL NET ASSETS – 100.0%	$74,172,807

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund
SUMMARY OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	28.5%
Industrial	15.9%
Consumer, Non-cyclical	15.8%
Consumer, Cyclical	13.7%
Technology	12.3%
Utilities	3.9%
Basic Materials	3.4%
Communications	2.4%
Energy	1.0%
Total Common Stocks	96.9%
Short-Term Investments	2.8%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.0%
	BASIC MATERIALS – 6.3%
5,283	Dow Chemical Co.	$275,086
2,166	EI du Pont de Nemours & Co.	153,808
3,698	International Paper Co.	191,667
5,950	Steel Dynamics, Inc.	129,769
		750,330
	COMMUNICATIONS – 8.2%
6,640	AT&T, Inc.	229,346
8,134	Cisco Systems, Inc.	238,407
5,257	Symantec Corp.	129,454
4,162	Thomson Reuters Corp.[1]	166,313
4,263	Verizon Communications, Inc.	210,763
		974,283
	CONSUMER, CYCLICAL – 5.3%
4,709	General Motors Co.	169,383
2,238	Home Depot, Inc.	249,358
2,738	Wal-Mart Stores, Inc.	203,351
		622,092
	CONSUMER, NON-CYCLICAL – 23.2%
3,504	Abbott Laboratories	170,294
3,410	AbbVie, Inc.	227,072
3,381	Altria Group, Inc.	173,107
3,910	Archer-Daniels-Midland Co.	206,644
2,748	Eli Lilly & Co.	216,817
2,496	Johnson & Johnson	249,949
2,738	KAR Auction Services, Inc.	102,018
1,862	Kimberly-Clark Corp.	202,697
6,394	Merck & Co., Inc.	389,331
10,566	Pfizer, Inc.	367,169
2,828	Philip Morris International, Inc.	234,922
2,628	Procter & Gamble Co.	206,009
		2,746,029
	ENERGY – 9.0%
2,132	Chevron Corp.	219,596
4,002	ConocoPhillips	254,847
3,091	Exxon Mobil Corp.	263,353
5,623	Marathon Oil Corp.	152,890
2,190	Occidental Petroleum Corp.	171,236
		1,061,922
	FINANCIAL – 31.4%
1,642	ACE Ltd.[1]	174,840
2,738	Aflac, Inc.	170,358

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
2,519	American Financial Group, Inc.	$159,956
2,025	Ameriprise Financial, Inc.	252,295
3,176	Arthur J. Gallagher & Co.	153,877
524	BlackRock, Inc.	191,669
2,345	CME Group, Inc.	220,899
6,700	Fifth Third Bancorp	135,608
2,957	HCP, Inc. - REIT	114,495
4,438	Invesco Ltd.[1]	176,766
6,074	JPMorgan Chase & Co.	399,548
3,809	Liberty Property Trust - REIT	133,086
3,170	Marsh & McLennan Cos., Inc.	184,589
2,812	MetLife, Inc.	146,955
1,314	PNC Financial Services Group, Inc.	125,737
4,966	Prologis, Inc. - REIT	196,604
2,503	Prudential Financial, Inc.	211,779
4,438	U.S. Bancorp	191,322
6,762	Wells Fargo & Co.	378,402
		3,718,785
	INDUSTRIAL – 10.9%
1,642	Eaton Corp. PLC[1]	117,551
1,862	Emerson Electric Co.	112,297
1,314	General Dynamics Corp.	184,170
11,200	General Electric Co.	305,424
1,386	Lockheed Martin Corp.	260,845
1,302	Union Pacific Corp.	131,385
1,533	United Technologies Corp.	179,622
		1,291,294
	TECHNOLOGY – 3.4%
2,519	Fidelity National Information Services, Inc.	157,941
5,296	Microsoft Corp.	248,171
		406,112
	UTILITIES – 1.3%
2,738	American Electric Power Co., Inc.	154,122

	TOTAL COMMON STOCKS (Cost $11,272,178)	11,724,969

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.1%
$126,503	UMB Money Market Fiduciary, 0.01%[2]	$126,503

	TOTAL SHORT-TERM INVESTMENTS (Cost $126,503)	126,503

	TOTAL INVESTMENTS – 100.1% (Cost $11,398,681)	11,851,472
	Liabilities in Excess of Other Assets – (0.1)%	(6,971)

	TOTAL NET ASSETS – 100.0%	$11,844,501

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund
SUMMARY OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	31.4%
Consumer, Non-cyclical	23.2%
Industrial	10.9%
Energy	9.0%
Communications	8.2%
Basic Materials	6.3%
Consumer, Cyclical	5.3%
Technology	3.4%
Utilities	1.3%
Total Common Stocks	99.0%
Short-Term Investments	1.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of May 31, 2015 (Unaudited)

	All-Cap	Market
	Core Fund	Neutral Fund
Assets:
Investments, at value (cost $39,114,060 and $8,297,896, respectively)	$50,971,125	$8,685,681
Cash	-	657,455
Cash deposited with broker for securities sold short	-	8,421,471
Receivables:
Fund shares sold	24,291	-
Dividends and interest	93,918	10,431
Advisor	-	7,574
Prepaid expenses	15,838	18,989
Total assets	51,105,172	17,801,601

Liabilities:
Securities sold short, at value (proceeds $0 and $8,405,287, respectively)	-	8,675,048
Payables:
Investment securities purchased	-	-
Dividends on securities sold short and interest expense	-	6,091
Fund shares redeemed	8,469	-
Advisory fees	36,560	-
Distribution fees (Note 7)	20,535	1,931
Fund accounting fees	11,291	4,050
Fund administration fees	9,537	5,648
Auditing fees	8,660	8,592
Transfer agent fees and expenses	5,313	5,285
Trustees' fees and expenses	1,803	1,077
Custody fees	979	2,379
Chief Compliance Officer fees	885	341
Accrued other expenses	10,451	6,486
Total liabilities	114,483	8,716,928
Net Assets	$50,990,689	$9,084,673

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$38,303,178	$22,859,303
Accumulated net investment loss	(63,563)	(412,940)
Accumulated net realized gain (loss) on investments	894,009	(13,479,714)
Net unrealized appreciation (depreciation) on:
Investments	11,857,065	387,785
Securities sold short	-	(269,761)
Net Assets	$50,990,689	$9,084,673

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$36,148,362	$8,332,806
Shares of beneficial interest issued and outstanding	1,473,680	631,049
Redemption price per share	$24.53	$13.20
Maximum sales charge (5.75% of offering price)[1]	1.50	0.81
Maximum offering price per share	$26.03	$14.01
Class C Shares:
Net assets applicable to shares outstanding	$14,842,327	$751,867
Shares of beneficial interest issued and outstanding	650,698	59,941
Offering and redemption price per share[2]	$22.81	$12.54

[1]	On sales of $50,000 or more, the sales charge will be reduced.
[2]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of May 31, 2015 (Unaudited)

	Small-Cap	Dividend
	Core Fund	Fund
Assets:
Investments, at value (cost $67,247,497 and $11,398,681, respectively)	$73,971,214	$11,851,472
Receivables:
Investment securities sold	8,081,414	-
Fund shares sold	509,160	2,896
Dividends and interest	37,774	36,294
Prepaid offering costs	-	95
Prepaid expenses	43,300	14,647
Total assets	82,642,862	11,905,404

Liabilities:
Payables:
Investment securities purchased	8,319,930	-
Fund shares redeemed	26,291	-
Distribution fees (Note 7)	18,599	2,455
Advisory fees	39,070	-
Auditing fees	8,663	9,708
Legal fees	11,376	7,019
Transfer agent fees and expenses	11,023	3,096
Fund accounting fees	11,238	3,768
Fund administration fees	12,230	5,464
Custody fees	3,381	7,985
Trustees' fees and expenses	128	939
Chief Compliance Officer fees	425	1,400
Offering costs - Advisor	-	17,707
Accrued other expenses	7,701	1,362
Total liabilities	8,470,055	60,903

Net Assets	$74,172,807	$11,844,501

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$66,359,510	$11,367,030
Accumulated net investment income (loss)	(46,146)	32,766
Accumulated net realized gain (loss) on investments	1,135,726	(8,086)
Net unrealized appreciation on investments	6,723,717	452,791
Net Assets	$74,172,807	$11,844,501

Shares of beneficial interest issued and outstanding		694,143
Offering and redemption price per share		$17.06

Redemption price per share per Class:
Investor Class shares:
Net assets applicable to shares outstanding	$66,708,338
Shares of beneficial interest issued and outstanding	2,745,064
Redemption price per share	$24.30
Class C Shares:
Net assets applicable to shares outstanding	$5,996,840
Shares of beneficial interest issued and outstanding	249,269
Redemption price per share[1]	$24.06
Class I Shares:
Net assets applicable to shares outstanding	$1,467,629
Shares of beneficial interest issued and outstanding	60,187
Redemption price per share	$24.38

[1]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18 after the date of purchase.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2015 (Unaudited)

	All-Cap	Market
	Core Fund	Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $843 and $50, respectively)	$407,823	$72,593
Interest	62	31
Total investment income	407,885	72,624

Expenses:
Advisory fees	212,307	51,422
Distribution fees (Note 7)	112,740	14,930
Fund administration fees	28,885	22,499
Fund accounting fees	27,698	21,605
Transfer agent fees and expenses	18,565	16,397
Registration fees	15,457	14,551
Auditing fees	8,645	8,645
Legal fees	6,927	6,543
Shareholder reporting fees	6,762	2,981
Custody fees	6,759	4,769
Miscellaneous	3,271	2,174
Chief Compliance Officer fees	3,077	3,311
Trustees' fees and expenses	2,140	2,178
Insurance fees	521	521
Dividends on securities sold short	-	91,311
Interest expense	-	56,508
Total expenses	453,754	320,345
Advisory fees waived	(10,759)	(51,422)
Other expenses absorbed	-	(40,728)
Net expenses	442,995	228,195
Net investment loss	(35,110)	(155,571)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	934,600	809,982
Securities sold short	-	(213,213)
Net realized gain	934,600	596,769

Net change in unrealized appreciation/depreciation on:
Investments	1,115,472	(222,037)
Securities sold short	-	(90,455)
Net change in unrealized appreciation/depreciation	1,115,472	(312,492)
Net realized and unrealized gain on investments and securities sold short	2,050,072	284,277

Net Increase in Net Assets from Operations	$2,014,962	$128,706

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2015 (Unaudited)

	Small-Cap	Dividend
	Core Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $418, respectively)	$405,262	$182,170
Interest	50	11
Total investment income	405,312	182,181

Expenses:
Advisory fees	282,349	48,405
Distribution fees (Note 7)	93,848	15,121
Transfer agent fees and expenses	45,313	12,102
Fund administration fees	37,061	20,701
Fund accounting fees	29,740	14,152
Registration fees	22,474	11,052
Legal fees	9,596	6,543
Shareholder reporting fees	16,882	3,791
Custody fees	9,328	10,712
Auditing fees	8,647	9,013
Miscellaneous fees	3,167	1,943
Chief Compliance Officer fees	3,251	3,351
Trustees' fees and expenses	2,155	2,798
Insurance fees	458	389
Offering costs	-	2,792
Total expenses	564,269	162,865
Advisory fees waived	(112,811)	(48,405)
Other expenses absorbed	-	(35,813)
Net expenses	451,458	78,647
Net investment income (loss)	(46,146)	103,534

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,288,368	(1,605)
Net change in unrealized appreciation/depreciation on investments	3,360,104	(54,571)
Net realized and unrealized gain (loss) on investments	4,648,472	(56,176)

Net Increase in Net Assets from Operations	$4,602,326	$47,358

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	All-Cap Core Fund
	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(35,110)	$(36,317)
Net realized gain on investments	934,600	3,114,752
Net change in unrealized appreciation/depreciation on investments	1,115,472	2,096,730
Net increase in net assets resulting from operations	2,014,962	5,175,165

Distributions to shareholders:
From net realized gains:
Class A	(1,761,104)	-
Class C	(869,124)	-
Total distributions to shareholders	(2,630,228)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	8,687,485	6,860,025
Class C	1,915,284	2,838,372
Reinvestment of distributions:
Class A	1,190,242	-
Class C	457,739	-
Cost of shares redeemed:
Class A1	(3,158,862)	(6,228,184)
Class C2	(931,724)	(2,782,193)
Net increase in net assets from capital transactions	8,160,164	688,020

Total increase in net assets	7,544,898	5,863,185

Net Assets:
Beginning of period	43,445,791	37,582,606
End of period	$50,990,689	$43,445,791

Accumulated net investment loss	$(63,563)	$(28,453)

Capital Share Transactions:
Shares sold:
Class A	361,015	297,609
Class C	85,449	131,768
Shares reinvested:
Class A	50,391	-
Class C	20,769	-
Shares redeemed:
Class A	(131,294)	(270,471)
Class C	(41,483)	(127,264)
Net increase in capital share transactions	344,847	31,642

[1]	Net of redemption fee proceeds of $7,753 and $3,045, respectively.
[2]	Net of redemption fee proceeds of $0 and $6, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Market Neutral Fund
	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(155,571)	$(292,057)
Net realized gain on investments and securities sold short	596,769	2,110,427
Net change in unrealized appreciation/depreciation on investments
and securities sold short	(312,492)	(1,464,631)
Net increase in net assets resulting from operations	128,706	353,739

Capital Transactions:
Net proceeds from shares sold:
Class A	1,275,932	1,561,631
Class C	-	35,481
Cost of shares redeemed:
Class A1	(1,599,243)	(6,915,431)
Class C2	(289,820)	(926,427)
Net decrease in net assets from capital transactions	(613,131)	(6,244,746)

Total decrease in net assets	(484,425)	(5,891,007)

Net Assets:
Beginning of period	9,569,098	15,460,105
End of period	$9,084,673	$9,569,098

Accumulated net investment loss	$(412,940)	$(257,369)

Capital Share Transactions:
Shares sold:
Class A	95,463	121,779
Class C	-	2,867
Shares redeemed:
Class A	(120,239)	(537,223)
Class C	(22,911)	(75,578)
Net decrease in capital share transactions	(47,687)	(488,155)

[1]	Net of redemption fee proceeds of $0 and $864, respectively.
[2]	Net of redemption fee proceeds of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Core Fund
	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(46,146)	$(47,146)
Net realized gain on investments	1,288,368	2,334,884
Net change in unrealized appreciation/depreciation on investments	3,360,104	(1,807,337)
Net increase in net assets resulting from operations	4,602,326	480,401

Distributions to shareholders:
From net realized gains:
Investor Class	(2,220,156)	(900,759)
Class C	(147,778)	-
Class I	(51,689)	-
Total distributions to shareholders	(2,419,623)	(900,759)

Capital Transactions:
Proceeds from shares sold:
Investor Class	23,003,248	34,739,971
Class C	2,988,652	2,973,945
Class I	370,474	1,255,402
Reinvestment of distributions:
Investor Class	2,048,428	826,460
Class C	143,862	-
Class I	51,688	-
Cost of shares redeemed:
Investor Class[1]	(8,527,876)	(26,394,687)
Class C2	(224,409)	(129,732)
Class I3	(139,953)	(135,361)
Net increase in net assets from capital transactions	19,714,114	13,135,998

Total increase in net assets	21,896,817	12,715,640

Net Assets:
Beginning of period	52,275,990	39,560,350
End of period	$74,172,807	$52,275,990

Accumulated net investment loss	$(46,146)	$-

Capital Share Transactions:
Shares sold
Investor Class	962,039	1,519,026
Class C	128,007	130,217
Class I	15,637	53,847
Shares reinvested
Investor Class	89,101	36,119
Class C	6,299	-
Class I	2,243	-
Shares redeemed
Investor Class	(361,970)	(1,166,348)
Class C	(9,510)	(5,744)
Class I	(5,817)	(5,723)
Net increase in capital share transactions	826,029	561,394

[1]	Net of redemption fee proceeds of $1,107 and $4,092, respectively.
[2]	Net of redemption fee proceeds of $27 and $80, respectively.
[3]	Net of redemption fee proceeds of $665 and $0, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Dividend Fund
	For the Six Months Ended May 31, 2015 (Unaudited)	For the Period January 31, 2014* through November 30, 2014

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$103,534	$61,325
Net realized gain (loss) on investments	(1,605)	12,418
Net change in unrealized appreciation/depreciation on investments	(54,571)	507,362
Net increase in net assets resulting from operations	47,358	581,105

Distributions to shareholders:
From net investment income	(96,300)	(34,499)
From net realized gains	(21,728)	-
Total distributions to shareholders	(118,028)	(34,499)

Capital Transactions:
Proceeds from shares sold	2,437,633	11,652,070
Reinvestment of distributions	117,179	34,304
Cost of shares redeemed[1]	(2,002,641)	(869,980)
Net increase in net assets from capital transactions	552,171	10,816,394

Total increase in net assets	481,501	11,363,000

Net Assets:
Beginning of period	11,363,000	-
End of period	$11,844,501	$11,363,000

Accumulated net investment income	$32,766	$25,532

Capital Share Transactions:
Shares sold	143,200	712,245
Shares reinvested	6,893	2,069
Shares redeemed	(117,933)	(52,331)
Net increase in capital share transactions	32,160	661,983

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $38 and $62, respectively.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended May 31, 2015 (Unaudited)

Increase in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$128,706
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(7,008,071)
Sale of investment securities	8,116,279
Sale of short-term investment securities, net	792,056
Closed short sale transactions	(6,945,899)
Proceeds from short sale transactions	6,317,183
Decrease in deposits with brokers for short sales	(424,944)
Decrease in dividends and interest receivable	173
Decrease in receivables for investment securities sold	-
Increase in due from Advisor	(2,482)
Increase in prepaid expenses	(11,352)
Decrease in payables for investment securities purchased	-
Decrease in dividends on securities sold short and interest expense payable	1,478
Decrease in accrued expenses	(15,413)
Net realized gain on investments	(595,404)
Net change in unrealized appreciation/depreciation on investments	312,492
Net cash provided by operating activities	664,802

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	1,275,932
Payment on shares redeemed	(1,889,063)
Net cash used for financing activities	(613,131)

Net Increase in Cash	51,671

Cash:
Beginning balance	599,298
Ending balance	$650,969

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Year Ended November 30, 2010
Net asset value, beginning of period	$24.93		$21.90		$17.45		$15.50		$14.40		$12.95
Income from Investment Operations:
Net investment income[2]	0.01		0.04		0.04		0.06		0.02		-
Net realized and unrealized gain on investments	1.05		2.99		4.43		1.89		1.08		1.50
Total from investment operations	1.06		3.03		4.47		1.95		1.10		1.50

Less Distributions:
From net investment income	-		-		(0.02)		-		-		(0.05)
From net realized gain	(1.47)		-		-		-		-		-
Total distributions	(1.47)		-		(0.02)		-		-		(0.05)

Redemption fee proceeds[2]	0.01		-	[3]	-	[3]	-	[3]	-	[3]	-	[3]

Net asset value, end of period	$24.53		$24.93		$21.90		$17.45		$15.50		$14.40

Total return[4]	4.52%	[5]	13.84%		25.65%		12.58%		7.64%		11.58%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,148		$29,752		$25,551		$19,002		$15,260		$14,912

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.70%	[6]	1.73%		1.86%		2.04%		2.02%		2.24%
After fees waived and expenses absorbed	1.65%	[6]	1.65%		1.65%		1.65%		1.65%		1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.03%	[6]	0.07%		(0.01%)		(0.04%)		(0.26%)		(0.42%)
After fees waived and expenses absorbed	0.08%	[6]	0.15%		0.20%		0.35%		0.11%		0.17%

Portfolio turnover rate	15%	[5]	46%		69%		50%		63%		64%

[1]	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
[2]	Based on average shares outstanding during the period.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
All-Cap Core Fund1
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Year Ended November 30, 2010
Net asset value, beginning of period	$23.37		$20.69		$16.59		$14.85		$13.89		$12.55
Income from Investment Operations:
Net investment loss[2]	(0.08)		(0.13)		(0.10)		(0.07)		(0.10)		-
Net realized and unrealized gain on investments	0.99		2.81		4.20		1.81		1.06		1.34
Total from investment operations	0.91		2.68		4.10		1.74		0.96		1.34

Less Distributions:
From net investment income	-		-		-		-		-		-
From net realized gain	(1.47)		-		-		-		-		-
Total distributions	(1.47)		-		-		-		-		-

Redemption fee proceeds[2]	-	[3]	-	[3]	-	[3]	-	[3]	-	[3]	-	[3]

Net asset value, end of period	$22.81		$23.37		$20.69		$16.59		$14.85		$13.89

Total return[4]	4.11%	[5]	12.95%		24.71%		11.72%		6.91%		10.68%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,842		$13,694		$12,032		$7,442		$5,404		$5,532

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.45%	[6]	2.48%		2.61%		2.79%		2.77%		2.99%
After fees waived and expenses absorbed	2.40%	[6]	2.40%		2.40%		2.40%		2.40%		2.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.72%)	[6]	(0.68%)		(0.76%)		(0.79%)		(1.01%)		(1.17%)
After fees waived and expenses absorbed	(0.67%)	[6]	(0.60%)		(0.55%)		(0.40%)		(0.64%)		(0.58%)

Portfolio turnover rate	15%	[5]	46%		69%		50%		63%		64%

[1]	Prior to April 1, 2011, the Fund was known as the Zacks Multi-Cap Opportunities Fund.
[2]	Based on average shares outstanding during the period.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012	For the Year Ended November 30, 2011		For the Year Ended November 30, 2010
Net asset value, beginning of period	$13.02		$12.66		$13.69		$13.45	$12.91		$12.99
Income from Investment Operations:
Net investment loss[1]	(0.22)		(0.32)		(0.33)		(0.36)	(0.35)		(0.30)
Net realized and unrealized gain (loss) on investments	0.40		0.68		(0.70)		0.60	0.89		0.22
Total from investment operations	0.18		0.36		(1.03)		0.24	0.54		(0.08)

Less Distributions:
From net investment income	-		-		-		-	-		-
From net realized gain	-		-		-		-	-		-
Total distributions	-		-		-		-	-		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	-	[2]	-	[2]

Net asset value, end of period	$13.20		$13.02		$12.66		$13.69	$13.45		$12.91

Total return[3]	1.38%	[4]	2.84%		(7.52%)		1.78%	4.18%		(0.62%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,333		$8,540		$13,567		$33,726	$38,809		$41,241

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	6.78%	[5]	5.77%		4.93%		4.70%	4.52%		4.38%
After fees waived and expenses absorbed	4.81%	[5]	4.26%		4.37%		4.36%	4.22%		3.99%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(5.23%)	[5]	(4.00%)		(3.06%)		(2.99%)	(2.99%)		(2.56%)
After fees waived and expenses absorbed	(3.26%)	[5]	(2.49%)		(2.50%)		(2.65%)	(2.69%)		(2.17%)

Portfolio turnover rate	75%	[4]	144%		60%		80%	93%		79%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Market Neutral Fund
FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011		For the Year Ended November 30, 2010
Net asset value, beginning of period	$12.42		$12.17	$13.26	$13.12	$12.69		$12.86
Income from Investment Operations:
Net investment loss[1]	(0.25)		(0.40)	(0.41)	(0.45)	(0.44)		(0.30)
Net realized and unrealized gain (loss) on investments	0.37		0.65	(0.68)	0.59	0.87		0.13
Total from investment operations	0.12		0.25	(1.09)	0.14	0.43		(0.17)

Less Distributions:
From net investment income	-		-	-	-	-		-
From net realized gain	-		-	-	-	-		-
Total distributions	-		-	-	-	-		-

Redemption fee proceeds[1]	-		-	-	-	-	[2]	-	[2]

Net asset value, end of period	$12.54		$12.42	$12.17	$13.26	$13.12		$12.69

Total return[3]	0.97%	[4]	2.05%	(8.22%)	1.07%	3.39%		(1.32%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$752		$1,029	$1,893	$3,774	$2,957		$3,499

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	7.53%	[5]	6.52%	5.68%	5.45%	5.27%		5.13%
After fees waived and expenses absorbed	5.56%	[5]	5.01%	5.12%	5.11%	4.97%		4.74%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(5.98%)	[5]	(4.75%)	(3.81%)	(3.74%)	(3.75%)		(3.33%)
After fees waived and expenses absorbed	(4.01%)	[5]	(3.24%)	(3.25%)	(3.40%)	(3.45%)		(2.94%)

Portfolio turnover rate	75%	[4]	144%	60%	80%	93%		79%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013		For the Year Ended November 30, 2012	For the Period June 30, 2011* through November 30, 2011
Net asset value, beginning of period	$23.47		$23.73		$16.28		$13.89	$15.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)		(0.02)		-	[5]	0.27	-
Net realized and unrealized gain (loss) on investments	1.92		0.27		7.73		2.10	(1.11)
Total from investment operations	1.91		0.25		7.73		2.37	(1.11)

Less Distributions:
From net investment income	-		-		(0.24)		(0.02)	-
From net realized gain	(1.08)		(0.51)		(0.05)		-	-
Total distributions	(1.08)		(0.51)		(0.29)		(0.02)	-

Redemption fee proceeds[1]	-	[5]	-	[5]	0.01		0.04	-

Net asset value, end of period	$24.30		$23.47		$23.73		$16.28	$13.89

Total return[2]	8.40%	[3]	1.11%		48.24%		17.33%	(7.40%)	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$66,708		$48,242		$39,560		$1,300	$93

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.75%	[4]	1.88%		2.27%		29.04%	229.27%	[4]
After fees waived and expenses absorbed	1.39%	[4]	1.39%		1.39%		1.39%	1.39%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.46%)	[4]	(0.56%)		(0.88%)		(25.90%)	(227.94%)	[4]
After fees waived and expenses absorbed	(0.10%)	[4]	(0.07%)		0.00%		1.75%	(0.06%)	[4]

Portfolio turnover rate	82%	[3]	154%		140%		173%	105%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Period December 31, 2013* through November 30, 2014
Net asset value, beginning of period	$23.32		$23.61
Income from Investment Operations:
Net investment loss[1]	(0.10)		(0.16)
Net realized and unrealized gain (loss) on investments	1.92		(0.13)
Total from investment operations	1.82		(0.29)

Less Distributions:
From net investment income	-		-
From net realized gain	(1.08)		-
Total distributions	(1.08)		-

Redemption fee proceeds[1]	-	[5]	-

Net asset value, end of period	$24.06		$23.32

Total return[2]	8.05%	[3]	(1.23%)	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,997		$2,903

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.50%	[4]	2.68%	[4]
After fees waived and expenses absorbed	2.14%	[4]	2.14%	[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.21%)	[4]	(1.32%)	[4]
After fees waived and expenses absorbed	(0.85%)	[4]	(0.78%)	[4]

Portfolio turnover rate	82%	[3]	154%

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Funds
Small-Cap Core Fund
FINANCIAL HIGHLIGHTS- Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Period February 28, 2014* through November 30, 2014
Net asset value, beginning of period	$23.50		$23.09
Income from Investment Operations:
Net investment income[1]	0.02		0.04
Net realized and unrealized gain on investments	1.93		0.37
Total from investment operations	1.95		0.41

Less Distributions:
From net investment income	-		-
From net realized gain	(1.08)		-
Total distributions	(1.08)		-

Redemption fee proceeds[1]	0.01		-

Net asset value, end of period	$24.38		$23.50

Total return[2]	8.61%	[3]	1.78%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,468		$1,131

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.50%	[4]	1.70%	[4]
After fees waived and expenses absorbed	1.14%	[4]	1.14%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.21%)	[4]	(0.32%)	[4]
After fees waived and expenses absorbed	0.15%	[4]	0.24%	[4]

Portfolio turnover rate	82%	[3]	154%

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Not annualized.
[4]	Annualized.
[5]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Funds
Dividend Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)		For the Period January 31, 2014* through November 30, 2014

Net asset value, beginning of period	$17.17		$15.00
Income from Investment Operations:
Net investment income [1]	0.14		0.21
Net realized and unrealized gain (loss) on investments	(0.08)		2.05
Total from investment operations	0.06		2.26

Less Distributions:
From net investment income	(0.14)		(0.09)
From net realized gain	(0.03)		-
Total distributions	(0.17)		(0.09)

Redemption fee proceeds[1]	-	[2]	-	[2]

Net asset value, end of period	$17.06		$17.17

Total return[3]	0.35%	[4]	15.06%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,845		$11,363

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.69%	[5]	5.34%	[5]
After fees waived and expenses absorbed	1.30%	[5]	1.30%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.32%	[5]	(2.55%)	[5]
After fees waived and expenses absorbed	1.71%	[5]	1.49%	[5]

Portfolio turnover rate	15%	[4]	18%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011. The Fund currently offers three classes of shares: Investor Class, Class C and Class I.  The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013.  Class I commenced investment operations on February 28, 2014.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income.  The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At May 31, 2015 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At May 31, 2015, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld.   The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

The Dividend Fund incurred offering costs of approximately $17,266 which were amortized over a one-year period from January 31, 2014 (commencement of operations).

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended May 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2018 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

	Investment Advisory	Total Limit on Annual Operating Expenses
	Fees	Investor Class	Class A	Class C	Class I
All-Cap Core Fund	0.90%	-	1.65%	2.40%	-
Market Neutral Fund	1.10%	-	1.65%	2.40%	-
Small-Cap Core Fund	0.90%	1.39%	-	2.14%	1.14%
Dividend Fund	0.80%	1.30%	-	-	-

For the six months ended May 31, 2015, the Advisor waived its fees and absorbed other expenses as follows:

	Advisory Fees	Other Expenses	Total
All-Cap Core Fund	$10,759	$-	$10,759
Market Neutral Fund	51,422	40,728	92,150
Small-Cap Core Fund	112,811	-	112,811
Dividend Fund	48,405	35,813	84,218
Total	$223,397	$76,541	$299,938

The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below the current expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2015	94,472	126,955	184,911	-
2016	66,940	143,538	138,523	-
2017	33,793	171,727	236,865	166,730
2018	10,759	92,150	112,811	84,218
Total	$205,964	$534,370	$673,110	$250,948

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended May 31, 2015, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2015, are reported on the Statements of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Note 4 – Federal Income Taxes
At May 31, 2015, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$39,159,780	$8,307,200	$67,260,734	$11,398,698

Gross unrealized appreciation	$12,446,277	$818,419	$7,932,375	$740,037
Gross unrealized depreciation	(634,932)	(439,938)	(1,221,895)	(287,263)
Net unrealized appreciation on investments	$11,811,345	$378,481	$6,710,480	$452,774

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Undistributed ordinary income	$-	$-	$529,674	$45,067
Undistributed long-term gains	2,630,177	-	1,889,921	2,187
Tax accumulated earnings	2,630,177	-	2,419,595	47,254
Accumulated capital and other losses	$(28,453)	$(14,510,010)	$(151,572)	$(7,098)
Unrealized appreciation on investments	10,701,053	606,674	3,362,571	507,985
Total accumulated earnings (deficit)	$13,302,777	$(13,903,336)	$5,630,594	$548,141

The tax character of distributions paid during the fiscal years ended November 30, 2014 and November 30, 2013 were as follows:

	All-Cap Core Fund		Market Neutral Fund		Small-Cap Core Fund		Dividend Fund

	2014	2013	2014	2013	2014	2013	2014
Distributions paid from:
Ordinary income	$-	$21,801	$-	$-	$849,349	$25,924	$34,499
Long-term capital gains	-	-	-	-	51,410	62	-
Total distributions paid	$-	$21,801	$-	$-	$900,759	$25,986	$34,499

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

At November 30, 2014, the Funds had accumulated capital loss carryforwards as follows:

For losses expiring November 30,	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

2017	$-	$12,203,784	$-	$-
2018	-	1,737,635	-	-
2019	-	-	-	-
Not subject to expiration:
Short-term	-	-	-	-
Total	$-	$13,941,419	$-	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.  During the year ended November 30, 2014, the All-Cap Core and Market Neutral Funds utilized $419,589 and $1,483,327 of their capital loss carryovers, respectively.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.  As of November 30, 2014, the Market Neutral, Small-Cap Core and Dividend Funds had $122,807, $151,572 and $7,098 of post-October losses, respectively, which are deferred until December 1, 2014 for tax purposes.

As of November 30, 2014, the All-Cap Core and Market Neutral Funds had $28,453 and $257,369, respectively, of qualified late-year ordinary losses which are deferred until fiscal year 2015 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fees
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended May 31, 2015, the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund received $7,753, $0, $1,799 and $38, respectively in redemption fees.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Note 6 – Investment Transactions
For the six months ended May 31, 2015, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$11,730,062	$7,138,624	$-	$-
Market Neutral Fund	7,008,071	8,116,279	6,317,183	6,945,899
Small-Cap Core Fund	64,865,206	50,195,557	-	-
Dividend Fund	2,502,409	1,790,767	-	-

Note 7 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares, Class C shares and Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares and Investor Class shares, payable to IMST Distributors, LLC. The Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets attributable to Class C shares, payable to IMST Distributors, LLC. Class I does not pay any distribution fees.

For the six months ended May 31, 2015 for the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, distribution fees incurred are disclosed on the Statements of Operations.

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2015, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$49,592,802	$-	$-	$49,592,802
Short-Term Investments	1,378,323	-	-	1,378,323
Total Investments	$50,971,125	$-	$-	$50,971,125
Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$8,676,294	$-	$-	$8,676,294
Short-Term Investments	9,387	-	-	9,387
Total Assets	$8,685,681	$-	$-	$8,685,681

Liabilities
Securities Sold Short
Common Stocks[1]	$(8,675,048)	$-	$-	$(8,675,048)
Total Liabilities	$(8,675,048)	$-	$-	$(8,675,048)

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$71,904,138	$-	$-	$71,904,138
Short-Term Investments	2,067,076	-	-	2,067,076
Total Investments	$73,971,214	$-	$-	$73,971,214
Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$11,724,969	$-	$-	$11,724,969
Short-Term Investments	126,503	-	-	126,503
Total Investments	$11,851,472	$-	$-	$11,851,472

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 11 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect for Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund.

Zacks Market Neutral Fund’s Statement of Assets and Liabilities (“SAL”) presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below.  Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

Zacks Funds
NOTES TO FINANCIAL STATEMENTS - Continued
May 31, 2015 (Unaudited)

		Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Securities sold short, at value-liability	$8,675,048	$(5,556,447)	$(3,118,601)	$-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Fund to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.  There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Zacks Funds
EXPENSE EXAMPLES
For the Six Months Ended May 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses
The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/14	5/31/15	12/1/14 –5/31/15
Class A	Actual Performance	$1,000.00	$1,045.20	$8.41
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.71	8.29
Class C	Actual Performance	1,000.00	1,041.10	12.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,012.97	12.04

*	Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds
EXPENSE EXAMPLES (Continued)
For the Six Months Ended May 31, 2015 (Unaudited)

Zacks Market Neutral Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/14	5/31/15	12/1/14-5/31/15
Class A	Actual Performance	$1,000.00	$1,013.80	$24.17
	Hypothetical (5% annual return before expenses)	1,000.00	1,000.93	24.01
Class C	Actual Performance	1,000.00	1,009.70	27.88
	Hypothetical (5% annual return before expenses)	1,000.00	997.18	27.70

*	Expenses are equal to the Fund’s annualized expense ratio of 4.81% and 5.56% for Class A and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/14	5/31/15	12/1/14-5/31/15
Investor Class	Actual Performance	$1,000.00	$1,084.00	$7.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,018,.01	6.98
Class C	Actual Performance	1,000.00	1,080.50	11.08
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.28	10.73
Class I	Actual Performance	1,000.00	1,086.10	5.92
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.26	5.73

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39%, 2.14% and 1.14% for Investor Class, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund	Beginning Account Value	Ending Account Value	Expense Paid During Period
	12/1/14	5/31/15	12/1/14 –5/31/15
Actual Performance	$1,000.00	$1,003.50	$6.49
Hypothetical (5% annual return before expenses)	1,000.00	1,018.45	6.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

This page is intentionally left blank

This page is intentionally left blank

Zacks All-Cap Core Fund
Zacks Market Neutral Fund
Zacks Small-Cap Core Fund
Zacks Dividend Fund
Each a series of Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
1 South Wacker Drive, Suite 2700
Chicago, Illinois 60606

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund - Class A	CZOAX	461418 204
Zacks All-Cap Core Fund - Class C	CZOCX	461418 105
Zacks Market Neutral Fund - Class A	ZMNAX	461418 709
Zacks Market Neutral Fund - Class C	ZMNCX	461418 808
Zacks Small-Cap Core Fund - Investor	ZSCCX	461418 428
Zacks Small-Cap Core Fund - Class C	ZCCCX	46141P 396
Zacks Small-Cap Core Fund - Class I	ZSCIX	46141P 313
Zacks Dividend Fund - Investor	ZDIVX	46141P 321

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.
Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.
Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (888) 453-4003

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/Maureen Quill
Maureen Quill, President

Date	8/7/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/7/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/7/2015